SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2018
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 47 - SUBSEQUENT EVENTS

47.1 PDC - Consensual Dismissal Plan

On January 21, 2019, the Consensual Dismissal Plan (PDC) was opened for a period of 30 days (later extended to March 22, 2019). The plan, which is being implemented simultaneously in the Holding and in the companies Eletrobras Cepel, CGTEE, Chesf, Eletronuclear, Eletronorte, Amazonas GT, Eletrosul and Furnas, is one of the initiatives provided for in the Eletrobras Business and Management Master Plan (PDNG 2019-2023). The goal of Eletrobras is the dismissal of 2,187 employees, with estimated savings of R$ 574 million per year, at a cost of approximately R$ 731 million.

47.2 - Class Action

On January 23, 2019, the deadline for filing an appeal against the decision that definitively approved the Agreement signed between Eletrobras and its US shareholders within the Class Action filed in the United States District Court for the South District of New York (the Agreement) without any appeal.

As a result of the Class Action’s res judicata, the Agreement that had already been ratified acquires full effectiveness, and there is no ongoing legal action against Eletrobras in the United States of which the Company is aware.

47.3 - Sale of SPEs to TAESA - Lot M

On February 13, 2019, a contract for the purchase and sale of shares was entered into between the Company and Transmissora Aliança de Energia Elétrica - TAESA, referring to “Lot M” of tender No. 01/2018, which includes the SPEs in which TAESA, as a shareholder, opted to exercise its preemptive rights for the acquisition of the equity interest held by Eletrobras, in the form of the shareholder agreement of these SPEs. Completion of the transaction is subject to certain prior conditions, including the approval of CADE and creditors’ consent.

47.4 - Transfer of the shareholding control of CEAL

On March 18, 2019, Eletrobras transferred to Equatorial Energia S.A. the common and preferred shares issued by CEAL representing approximately 89.94% of its share capital, pursuant to the Contract for the Purchase and Sale of Shares and Other Covenants entered into between Eletrobras and Equatorial. The Company expects to recognize a gain in the sale of CEAL of R$ 1,044,535 at the end of the first quarter of 2019.

47.5 - Fuel Consumption Account (CCC) Credits

On March 19, 2019, ANEEL recognized, by decision of its board of directors, the right of Amazonas Distribuidora to receive CCC credits in the amount of R$ 1,591,671 (updated at September 2018 prices), related to inspection from July 30, 2009 to June 30, 2016.

In addition, ANEEL verified the right of Amazonas Distribuidora to receive, as an inefficiency established in Law No. 13,299/2016, the amount of R$ 1,357,795 (historical value), to be received from the federal government.

These credits shall be transferred, upon signing of their contract for the purchase and sale of shares, by Amazonas Distribuidora to Eletrobras.

According to ANEEL, CDE’s reimbursement must be carried out in accordance with the availability of resources, and may be in installments, after the final result of the inspections carried out at Amazonas Distribuidora, for the period from July 2016 to April of 2017, and Eletroacre, Ceron and Boa Vista, for the period from July 2009 to June 2016 and from July 2016 to April 2017.

47.6 - Sale of SPEs to TAESA - Lot L and N

On March 22, 2019, Orders 402 and 403 containing the decision of the General Superintendence of the Administrative Council for Economic Defense (CADE) were published, approving without restriction the sale of the shares of Brasnorte Transmissora de Energia S.A. (representing an equity interest of 49.71% of the total capital of Brasnorte) and Empresa de Transmissão do Alto Uruguai S.A. - ETAU (representing an equity interest of 23.03% of the total capital of ETAU). CADE’s approvals are subject to compliance with the legal deadline of 15 days, after which the final decision of the CADE General Superintendence will be published, in case there is no appeal.

47.7 - Compulsory Loan - judgment in Special Appeal number 790288/PR, by the Superior Court of Justice - STJ

According to Note 23, the divergence surrounding judicial proceedings that seeks to challenge the criteria for monetary updating of the book-entry claims of the Compulsory Loan and the application of the inflationary purges arising from various economic plans implemented in Brazil was brought before the Superior Court of Justice - STJ, and the question of merit was decided by that Court, through the repetitive appeal embodied in Resp. 1003955/RS. The matter of difference in monetary restatement, however, is also subject to appeals to the Federal Supreme Court (STF), which are pending judgment.

In spite of the fact that the matter was submitted to the STF, in view of the precedent of the STJ, the lawsuits filed have taken their normal course and, as a result, several convictions have been filed for the payment of monetary correction and remuneration interest of 6% per annum, the latter as a reflection of monetary correction differences. As a result of these differences, Eletrobras has been the target of executions, and there is a disagreement with the plaintiffs as to how to calculate the amount owed. Eletrobras recorded a provision of approximately R$ 17,941,912 on the base date of December 31, 2018, of which: (i) R$ 6,372,806 of difference of principal resulting from the monetary restatement criterion, (ii) R$ 1,741,409 of reflecting compensatory interest; and, (iii) R$ 9,827,697 of default interest, notably the SELIC rate.

The most relevant controversy concerns the continuity of the application of compensatory interest rates of 6% per annum, after the conversion meeting. According to the current precedent of the STJ, on the difference of monetary correction calculated on the date of the conversion meeting (if there is one), since this is a judicial discussion, the charges for the judicial debts, i.e. IPCA-E up to the beginning of the incidence of SELIC. This is calculated on the amount of the principal, from the conversion meeting or date of the citation, whichever is the latest and, on the amount of the compensatory interest, it is calculated from the salary or summons in the judicial process, whichever is the most recent. The Company, except for specific judicial determination, adopts this understanding, embodied in Resp. 1003955/RS.

However, the judgment of the Motion for Reconsideration in Special Appeal number 790288/PR, by the STJ, was initiated, through which the plaintiff intends to discuss again the final term of application of the reflecting compensatory interest. In this judgment, the adverse party claims that they be applied to the credits arising from the judicial decisions of the compulsory loan, arising from differences in inflationary purges, interest rates of 6% (six percent) per annum, continuously from the 143rd Extraordinary General Meeting, dated June 30, 2005, which approved the 3rd conversion of credits resulting from the compulsory loan.

In the scope of the judgment of the Motion for Reconsideration in Special Appeal number 790288/PR, not yet concluded in the STJ, there was already a vote by 6 of the 10 Ministers, as communicated to the market on February 28, 2019, with 4 votes against the understanding of Eletrobras and the current precedent of the STJ itself embodied in Resp. 1003955/RS, and 2 votes in favor.

It should be noted that the matter has already been fully adjudicated by the STJ, through ERESP 826809/RS by the 1st Section in 2011, recognizing the limitation of the application of compensatory interest after conversion, due to the impediment of the accumulation of interest provided in the repetitive Resp. 1003955/RS.

It is important to clarify that this is a judgment in divergence that is affected by the specific process, not having a repetitive nature, that is, it cannot be considered, at this moment, as sufficient to alter the calculation parameters of all the processes that deal with the subject, therefore, not determinant to influence the estimate made by the Company’s Management in relation to the provision now recognized in these Financial Statements.

However, considering that the matter now at trial, depending on its outcome, may have a reflex on the current repetitive appeal (Resp. 1003955/RS), the matter may still be subject to specific appeal in the future, for clarification as to its extent, application or not of concomitant default and evaluation of the constitutionality of the ruling.

However, if there is a change in the current jurisprudence of the STJ to the detriment of Eletrobras with respect to the application of remunerative interest after the conversion meeting, the estimate of the provision, now recognized by the Management, may change.

It is important to point out that eventual impact assessments should only be carried out after the conclusion of the Motion for Reconsideration in Special Appeal number 790288/PR.

47.8 - Lot H SPE

On March, 28, 2019 was transferred all the shares that this company and its subsidiary, Companhia Hidrelétrica do São Francisco ("Chesf "), held in the Special Purpose Companies (" SPEs ") Pedra Branca S.A., São Pedro do Lago S.A., Sete Gameleiras S.A., Baraúnas I Energética S.A., Mussambê Energética S.A., Morro Branco I Energética S.A., Baraunas II Energética S.A. and Couro Energética S.A. for Brennand Energia S.A., referring to "Lot H" of the Eletrobras Auction 01/2018, in which Brennand Energia S.A. was the winner in the bidding procedure, in the auction mode, held in a public session at the headquarters of B3 , on September 27, 2018. For the sale, Eletrobras and Chesf received the updated total amount of approximately R$ 250  million reais, of which R$ 244 paid directly by Brennand Energia S.A. and 6 million paid by SPEs as dividends paid in excess of that provided for in the financial statements as of December 31, 2017.

The sale was approved by the Administrative Council for Economic Defense - CADE ("CADE"), on December 17, 2018, pursuant to a decision published in the Federal Government Official Gazette on December 18, 2018.

The aforementioned operation represents one of the initiatives linked to the Business and Management Master Plan ("PDNG 2019/2023"), widely disclosed to the market by means of a Material Fact on December 21, 2018.

47.10 - Transfer of the shareholding control of Amazonas Distribuidora

On April 10, 2019, Eletrobras transferred to the Consortium formed by the companies Oliveira Energia Geração e Serviços LTDA and ATEM'S Distribuidora de Petróleo S.A. the common and preferred shares issued by Amazonas Distribuidora representing approximately 90% of its share capital, pursuant to the Contract for the Purchase and Sale of Shares and Other Covenants entered into between Eletrobras and the Consortium. The Company expects to recognize a gain in the sale of Amazonas Distribuidora of R$ 1,221,366 at the end of the first quarter of 2019.

47.11 - Medida Provisória 879 - MP 879

The MP 879, among other issues, deals with the recognition of rights to reimburse expenses associated with certain distribution concessions, changing Law 10,438 of April 26, 2002 and Law 12,111 of December 9, 2009.

Part of these credits, as approved by the 170th Extraordinary General Meeting, was transferred by Amazonas Distribuidora and Boa Vista, companies already privatized, to Eletrobras.

47.12 - Second Addendum Term of Commitment - Eletrosul

On April 17, 2019 Eletrosul's Board of Directors approved Addendum No. 02 to the Term of Commitment, to be signed between Eletrosul and Chimarrão Consortium, represented by Cymi Construções e Participações SA and Brasil Energia Fundo de Investimentos em Participações Estratégicas, which has Brookfield Brasil Asset Management Investimentos Ltda. as Administrator, from the Public Call for Investors 2018 - Lot 10 of the Transmission Auction nº 004/2018-ANEEL. The value of the business is R $ 111.2 million and represents goodwill of 42.06% over the reference value set by Eletrosul. The amount will be received in 4 installments, corrected, and may be anticipated.

47.13 - Bonds issuance

On April 25, 2019, the Company’s Board of Directors approved its second issue of simple debenture-bonds, non-convertible in shares, in 4 series, of the unsecured type, for public distribution with restricted placement efforts, pursuant to CVM Instruction 476, of January 16, 2009, as amended, up to 5,000,000 debentures, with a unitary par value of R$ 1 on the issue date, totaling up to R$ 5,000,000 on the Issue Date, observing that the fourth series of the Issue will be composed of Debentures-bonds motivated, pursuant to Law 12,431, dated June 24, 2011, as amended.

47.14 - CEPISA option

Pursuant to the privatization process of CEPISA, a Shareholders' Agreement signed between the Company and Equatorial Energia S.A. was signed on October 17, 2018, executed pursuant to Call Notice No. 2/2018- PPI/PND. The Shareholders 'Agreement provided for the possibility of exercising the option to increase Eletrobras' stake in CEPISA's capital stock by up to 30% of CEPISA within six months of the change of shareholding control.

On April 17, 2019, the term set forth in the Shareholders' Agreement for the referred option was ended, which was not exercised by Eletrobras.